Subsequent events	12 Months Ended
Mar. 31, 2024
Subsequent Events [Abstract]
Subsequent events
3
4
. Subsequent events
In
its meeting held on April 20, 2024, the Board of Directors of the Bank recommended a dividend of Rs.
19.5
 per share for the fiscal year ended March 31, 2024 subject to approval of the shareholders at the next Annual General Meeting to be held. The amount of such dividend aggregated to Rs.
148,139.8
 million as of March 31, 2024.